Consolidated Statements of Changes in Equity Holders' Equity (Deficit) - USD ($)	Share capital [member]	Shares Issuable [Member]	Contributed Surplus [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance - October 31, 2020 at Oct. 31, 2020	$ 14,424,341		$ 4,070,264	$ (12,197)	$ (19,394,044)	$ (33,383)	$ (945,019)
Beginning balance, shares at Oct. 31, 2020	107,782,397
IfrsStatementLineItems [Line Items]
Shares issued for employment, director, and consulting services (Note 12.6)	$ 95,294						95,294
Shares issued for employment, director, & consulting services, shares	534,294
Shares issuable for employment, director and consulting services		38,532					38,532
Shares issued pursuant to private placement (Notes 12.7)	$ 1,225,000						1,225,000
Shares issued pursuant to private placement, shares	10,231,784
Expenses of non-brokered private placement (Note 12.7)	$ (15,148)						(15,148)
Shares issued to extend payment due date (Note 12.8)	$ 2,103						2,103
Shares issued to extend payment due date, shares	25,000
Shares payments towards acquisition of Golden Harvests and extend due date (Note 12.10)	$ 107,461						107,461
Shares payments towards acquisition of Golden Harvests and extend due date, shares	600,000
Shares issuable for consideration for acquisition of Golden Harvests (Note 5)		35,806					35,806
Shares issued to partner creditor (Note 12.9)	$ 36,310						36,310
Shares issued to partner creditor, shares	400,000
Shares and warrants issued pursuant to brokered private placement of Special Warrants (Notes 12.11)	$ 3,738,564						3,738,564
Shares and warrants issued pursuant to brokered private placement of Special Warrants, shares	23,162,579
Expenses of brokered private placement of Special Warrants (Note 12.11)	$ (485,722)						(485,722)
Broker and advisory warrants issued pursuant to Special Warrant financing (Notes 12.11)	(210,278)		210,278
Settlement of convertible debentures for cash and common shares (Note 12.12)	$ 916,290		1,883,731				2,800,021
Settlement of convertible debentures for cash and common shares, shares	10,488,884
Issuance of non-controlling interest in subsidiary for cash			(475,000)			475,000
Purchase of non-controlling interest in subsidiary	$ 664,816		475,000			(475,000)	664,816
Purchase of non-controlling interest in subsidiary, shares	3,711,938
Change in ownership interests in subsidiaries						671,811	671,811
Stock option vesting expense			243,662				243,662
Currency translation adjustment				(78,181)			(78,181)
Net income (loss)					(2,410,305)	1,395,558	(1,014,747)
Balance - October 31, 2021 at Oct. 31, 2021	$ 20,499,031	74,338	6,407,935	(90,378)	(21,804,349)	2,033,986	7,120,563
Ending balance, shares at Oct. 31, 2021	156,936,876
IfrsStatementLineItems [Line Items]
Shares issued for employment, director, and consulting services (Note 12.6)	$ 59,796	(38,532)					21,264
Shares issued for employment, director, & consulting services, shares	529,335
Private placement of shares (Note 12.5)	$ 1,300,000						1,300,000
Private placement of shares, shares	13,166,400
Stock option vesting			97,157				97,157
Currency translation loss				(19,235)			(19,235)
Net income (loss)					447,458	(27,507)	419,951
Balance - October 31, 2021 at Oct. 31, 2022	$ 21,858,827	35,806	6,505,092	(109,613)	(21,356,891)	2,006,479	8,939,700
Ending balance, shares at Oct. 31, 2022	170,632,611
Balance - October 31, 2020 at Oct. 31, 2022	$ 21,858,827	35,806	6,505,092	(109,613)	(21,356,891)	2,006,479	8,939,700
Beginning balance, shares at Oct. 31, 2022	170,632,611
IfrsStatementLineItems [Line Items]
Issuance of shares underlying shares issuable (Note 12.1)	$ 35,806	(35,806)
Issuance of shares underlying shares issuable, shares	200,000
Stock option vesting expense			344,593				344,593
Currency translation loss				(4,562)			(4,562)
Exercise of option to acquire 87% of Canopy membership units					893,483	(893,483)
Goodness Growth warrants swap			1,232,253				1,232,253
Settlement of convertible debentures for common shares (Note 11.1.1)	$ 2,698,789						2,698,789
Settlement of convertible debentures for common shares, shares	11,173,275
Net income (loss)					(533,041)	(129,279)	(662,320)
Balance - October 31, 2021 at Oct. 31, 2023	$ 24,593,422		8,081,938	(114,175)	(20,996,449)	983,717	12,548,453
Ending balance, shares at Oct. 31, 2023	182,005,886
IfrsStatementLineItems [Line Items]
Stock option vesting expense			104,359				104,359
Currency translation gain				6,106			6,106
Net income (loss)					642,820	29,607	672,427
Balance - October 31, 2021 at Dec. 31, 2023	$ 24,593,422		$ 8,186,297	$ (108,069)	$ (20,353,629)	$ 1,013,324	$ 13,331,345
Ending balance, shares at Dec. 31, 2023	182,005,886